Summary of Significant Accounting Policies - Amortizable Intangible Assets (Details) - USD ($)	3 Months Ended
	Mar. 31, 2017	Mar. 31, 2016
Finite-Lived Intangible Assets [Line Items]
Goodwill, impairment loss	$ 0	$ 0
Impairment of intangible assets	$ 0	$ 0